Offerings	Nov. 04, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Maximum Aggregate Offering Price	$ 149,166,671.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 12,977.50
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the aggregate offering price of additional shares that the underwriters have the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 8,700.00
Offering Note	The Registrant previously paid a registration fee of $8,700.00 in connection with the initial filing of the Registration Statement on Form S-1 on October 21, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended.